Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and contingent liabilities
Capital expenditures
	March 31,
	2014	2015
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	665	301
Leasehold improvement in Hong Kong	73	—
	738	301